Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2024
Significant Risks and Uncertainties Including Business and Credit Concentrations
Schedule of consolidated revenues and percentages of revenues for customers

	Year Ended December 31,
(U.S. Dollars in thousands)	2024		2023		2022
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	$73,337	24%	$33,019	12%	$12,546	5%
Equinor ASA	53,297	17%	36,563	13%	24,828	9%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	42,238	14%	51,743	18%	45,975	17%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A.	41,235	13%	36,946	13%	37,571	14%
KNOT	28,008	9%	28,682	10%	19,220	7%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	24,127	8%	41,030	14%	25,352	9%
Eni Trading and Shipping S.p.A.	6,636	2%	—	—%	36,256	14%